Employee Benefits - Schedule of Determining Pension and Post-employment Medical Benefit (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate on all plans	6.00%	6.25%
Price inflation	3.00%	3.00%
Future pension increase	3.00%	3.00%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%
Pilots [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions	4.00%	4.00%
Cabin Crew [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions	4.00%	4.00%
Other Employees [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions	4.00%	4.00%